Subsequent Events (Detail) - $ / shares	Oct. 12, 2020	Sep. 30, 2020	Dec. 31, 2019	Apr. 08, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
New Pubco | Class A common stock | Subsequent events
Subsequent Event [Line Items]
Right to receive number of shares of new entity	1
Common stock, par value	$ 0.0001
Shares exchangeable	1
New Pubco | Class B common stock | Subsequent events
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Minimum number of shares which are entitled to vote	1
Shares exchangeable	1